                                                               [ICON FUNDS LOGO]

THE ICON FUND

[GRAPHIC OF FLAG OMITTED]


                                                          2001 SEMIANNUAL REPORT

                                    ICON FUND



FUND ANALYSIS AND SCHEDULE OF INVESTMENTS ...............................  4

FINANCIAL STATEMENTS ....................................................  8

FINANCIAL HIGHLIGHTS .................................................... 11

NOTES TO FINANCIAL STATEMENTS ........................................... 12


                                        Meridian Investment Management
                                        Corporation serves as the
                                        Adviser for the ICON Funds.

ICON FUND       2001 SEMIANNUAL REPORT


ICON'S FLAGSHIP FUND

The primary strategy used in managing the ICON Fund is to tilt the portfolio heavily toward favored industries and sectors. It is based on the observation that markets have themes with clear industry and sector leadership, themes that last typically from one to two years.

I have been using this style of management for private accounts dating back to 1986. Over the years, investors and advisers alike have asked for that style to be offered in a mutual fund. The ICON Fund is our response to those requests. It is the flagship fund of our ICON family.

NEW SECTORS AT THE HELM

Stocks in industries that have been in favor and have enjoyed the spotlight of a leadership role for a year or two usually become overpriced relative to intrinsic value. Investors become willing to pay a premium to be part of the popular trend.

But while the market leaders grow expensive, stocks in industries that have been out of favor and not part of the leadership theme may become underpriced relative to their intrinsic value. Being "on sale," they are on a springboard to be the next potential leaders once a new theme, or new market, emerges.


[PHOTO OF CRAIG T. CALLAHAN OMITTED]

CRAIG T. CALLAHAN, D.B.A. TRUSTEE, CHIEF
INVESTMENT OFFICER OF THE ADVISER

                ICON FUND       LETTER TO SHAREHOLDERS AND ADVISERS


TAKING OBSERVATIONS

We compute intrinsic value for approximately 1,700 stocks and group them into 123 industries. A ranking of those industries reveals which industries are overpriced and perhaps nearing the end of their leadership. At the other extreme are industries with stocks that are underpriced and potentially ready to assume a leadership role.

Our valuation methodology is the key to anticipating potential industry rotation. It is quantitative and disciplined and "bottom-up". It does not rely on such subjective factors as macroeconomic forecasts or conjecture regarding politics.

Industry rotation has been very apparent in the market over the past three years. Coming off the market low of October 1998, industries in the Technology sector became performance leaders. By the spring of 1999, industries in the Energy sector joined in. Technology's leadership came to an end in January 2000, only to be replaced by a bull market in defensive sectors such as Utilities, Financials, Healthcare, and Consumer Staples. Industries in these sectors posted positive returns the final ten months of 2000.

FOLLOWING THE FLOW

When the ICON Fund opened on October 12, 2000, its emphasis was in Utilities, Financials, Healthcare, Consumer Staples, and Energy, with no exposure in Technology. That proved productive for the remainder of 2000 as an economically defensive theme became prevalent in the market.

On January 3, 2001, the Federal Reserve shocked investors by cutting its target for the Federal funds rate by a half point two weeks before its scheduled meeting. That target was dropped another half point at that next meeting. We believe this extreme policy change set the stage for a new market with a new theme.

                ICON FUND       LETTER TO SHAREHOLDERS AND ADVISERS


At about the time of the Fed's interest-rate cuts, we began a rotation toward (generally cyclical) industries that were "on sale," largely due to dismal 2000 performance. These undervalued industries included Auto Parts, Automotive Manufacturers, Construction & Engineering, Railroads, Trucking, Department Stores, Merchandise Stores, Coal Mining, Steel, and Aluminum, among others. Only a few industries within the Technology sector, such as Semiconductor Equipment and Computer Hardware, warranted our attention.

UNDERSTANDING THE CURRENTS

It is normal for market conditions to change through time. The economy slows down and speeds up, interest rates rise and fall, inflation waxes and wanes. Nothing is constant. Cycles are the norm. Through those changes, different industries take turns leading the market, generally over one- to two-year periods.

The system used to manage the ICON Fund was specifically designed to capture this changing industry leadership through time. Our readings are quite clear regarding our current industry preferences. It is our goal to continue capturing industry themes as they change in the future. Thank you for your confidence.

Sincerely,

/s/ Craig Callahan

Craig Callahan

                ICON FUND       FUND ANALYSIS AND SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
PORTFOLIO PROFILE                                     MARCH 31, 2001 (UNAUDITED)
Equities                                              98.6%
Top 10 Equity Holdings (% of Assets)                  25.0%
Number of Stocks                                      71
Cash & Cash Equivalents                                1.4%

--------------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS                                MARCH 31, 2001 (UNAUDITED)
Anixter Intl Inc                                       3.0%
Johnson Controls Inc                                   2.9%
Jones Apparel Group Inc                                2.8%
Linens N Things Inc                                    2.5%
Applied Materials Inc                                  2.5%
Jacobs Engineering Group Inc                           2.5%
Helix Technology Corp                                  2.5%
Donnelley (R R) & Sons Co                              2.2%
Lancaster Colony Corp                                  2.2%
Polaris Inds Inc                                       1.9%

--------------------------------------------------------------------------------
TOP INDUSTRIES                                        MARCH 31, 2001 (UNAUDITED)
Oil & Gas Drilling                                     1.3%
Oil & Gas Refining & Marketing                         4.0%
Aluminum                                               1.3%
Diversified Chemicals                                  1.8%
Diversified Metals & Mining                            1.5%
Specialty Chemicals                                    3.1%
Steel                                                  1.3%
Airlines                                               2.5%
Building Products                                      0.6%
Commercial Printing                                    2.2%
Construction & Engineering                             3.6%
Construction & Farm Machinery                          2.9%
Office Services & Supplies                             1.2%
Railroads                                              1.2%
Trucking                                               2.3%
Apparel & Accessories                                  2.8%
Auto Parts & Equipment                                 2.9%
Automobile Manufacturers                               2.3%
Computer & Electronics Retail                          3.6%

                ICON FUND       FUND ANALYSIS AND SCHEDULE OF INVESTMENTS

Department Stores                                         1.1%
General Merchandise Stores                                1.3%
Home Furnishings                                          2.3%
Homebuilding                                              1.2%
Household Appliances                                      2.6%
Housewares & Specialties                                  2.2%
Specialty Stores                                          2.5%
Casinos & Gaming                                          1.3%
Leisure Products                                          3.2%
Restaurants                                               4.1%
Health Care Distributors & Services                       3.6%
Health Care Equipment                                     0.5%
Health Care Supplies                                      1.6%
Consumer Finance                                          3.6%
Diversified Financial Services                            3.2%
Computer Hardware                                         3.5%
Networking Equipment                                      3.0%
Semiconductor Equipment                                   8.1%
Semiconductors                                            5.1%
Telcommunications Equipment                               2.2%

                ICON FUND       FUND ANALYSIS AND SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
MARCH 31, 2001
(UNAUDITED)

Shares                                                              Market Value
COMMON STOCKS 98.6%
OIL & GAS DRILLING 1.3%
         6,300    Helmerich & Payne                                    $ 291,690
--------------------------------------------------------------------------------
Total Oil & Gas Drilling                                                 291,690

OIL & GAS REFINING & MARKETING 4.0%
         8,700    Ashland Inc                                            334,080
        10,000    Sunoco Inc                                             324,300
         6,400    Ultramar Diamond Shamrock Cp                           231,552
--------------------------------------------------------------------------------
Total Oil & Gas Refining & Marketing                                     889,932

ALUMINUM 1.3%
         8,300    Alcoa Inc                                              298,385
--------------------------------------------------------------------------------
Total Aluminum                                                           298,385

DIVERSIFIED CHEMICALS 1.8%
        15,300    Engelhard Corp                                         395,658
--------------------------------------------------------------------------------
Total Diversified Chemicals                                              395,658

DIVERSIFIED METALS & MINING 1.5%
        12,100    Stillwater Mining Company (a)                          327,305
--------------------------------------------------------------------------------
Total Diversified Metals & Mining                                        327,305

SPECIALTY CHEMICALS 3.1%
        12,300    Albemarle Corp                                         276,135
         7,800    Om Group Inc                                           415,350
--------------------------------------------------------------------------------
Total Specialty Chemicals                                                691,485

STEEL 1.3%
         7,200    Nucor Corp                                             288,504
--------------------------------------------------------------------------------
Total Steel                                                              288,504

AIRLINES 2.5%
        13,600    Atlantic Coast Airlines Hldg (a)                       285,600
        11,600    Skywest Inc.                                           269,700
--------------------------------------------------------------------------------
Total Airlines                                                           555,300

BUILDING PRODUCTS 0.6%
        11,000    Watsco Inc (a)                                         127,380
--------------------------------------------------------------------------------
Total Building Products                                                  127,380

COMMERCIAL PRINTING 2.2%
        19,000    Donnelley (R R) & Sons Co (a)                          498,180
--------------------------------------------------------------------------------
Total Commercial Printing                                                498,180

CONSTRUCTION & ENGINEERING 3.6%
         9,500    Jacobs Engineering Group Inc (a)                       551,000
        13,700    URS Corp (a)                                           260,300
--------------------------------------------------------------------------------
Total Construction & Engineering                                         811,300

CONSTRUCTION & FARM MACHINERY 2.9%
        23,900    Astec Industries Inc (a)                               312,194
        31,600    Wabash Natl Corp                                       323,900
--------------------------------------------------------------------------------
Total Construction & Farm Machinery                                      636,094

Shares or Principal Amount                                          Market Value
COMMON STOCKS - CONTINUED
OFFICE SERVICES & SUPPLIES 1.2%
        10,700    United Stationers Inc (a)                            $ 259,475
--------------------------------------------------------------------------------
Total Office Services & Supplies                                         259,475

RAILROADS 1.2%
         9,100    Burlington Nthrn Santa Fe                              276,458
--------------------------------------------------------------------------------
Total Railroads                                                          276,458

TRUCKING 2.3%
         8,000    USFreightways Corporation                              252,000
        15,800    Werner Enterprises Inc (a)                             270,575
--------------------------------------------------------------------------------
Total Trucking                                                           522,575

APPAREL & ACCESSORIES 2.8%
        16,300    Jones Apparel Group Inc (a)                            616,140
--------------------------------------------------------------------------------
Total Apparel & Accessories                                              616,140

AUTO PARTS & EQUIPMENT 2.9%
        10,300    Johnson Controls Inc                                   643,338
--------------------------------------------------------------------------------
Total Auto Parts & Equipment                                             643,338

AUTOMOBILE MANUFACTURERS 2.3%
        25,000    Coachmen Industries Inc                                223,750
         5,500    General Motors Corp                                    285,175
--------------------------------------------------------------------------------
Total Automobile Manufacturers                                           508,925

COMPUTER & ELECTRONICS RETAIL 3.6%
         7,200    Best Buy Company Inc (a)                               258,912
        11,200    CDW Computer Centers Inc (a)                           347,200
        17,800    Circuit City Stores                                    188,680
--------------------------------------------------------------------------------
Total Computer & Electronics Retail                                      794,792

DEPARTMENT STORES 1.1%
         7,000    Sears Roebuck & Co                                     246,890
--------------------------------------------------------------------------------
Total Department Stores                                                  246,890

GENERAL MERCHANDISE STORES 1.3%
        14,000    Dollar General                                         286,160
--------------------------------------------------------------------------------
Total General Merchandise Stores                                         286,160

HOME FURNISHINGS 2.3%
        15,000    La-Z-Boy Inc                                           267,000
         8,700    Mohawk Industries Inc (a)                              244,296
--------------------------------------------------------------------------------
Total Home Furnishings                                                   511,296

HOMEBUILDING 1.2%
         7,000    Toll Bros Inc (a)                                      269,500
--------------------------------------------------------------------------------
Total Homebuilding                                                       269,500

                ICON FUND       FUND ANALYSIS AND SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
MARCH 31, 2001
(UNAUDITED)

Shares or Principal Amount                                          Market Value
COMMON STOCKS - CONTINUED
HOUSEHOLD APPLIANCES 2.6%
         8,900    Maytag Corp                                           $287,025
         5,800    Whirlpool Corp                                         289,942
--------------------------------------------------------------------------------
Total Household Appliances                                               576,967

HOUSEWARES & SPECIALTIES 2.2%
        16,800    Lancaster Colony Corp                                  488,250
--------------------------------------------------------------------------------
Total Housewares & Specialties                                           488,250

SPECIALTY STORES 2.5%
        20,600    Linens N Things Inc (a)                                566,500
--------------------------------------------------------------------------------
Total Specialty Stores                                                   566,500

CASINOS & GAMING 1.3%
         4,700    Anchor Gaming (a)                                      287,875
--------------------------------------------------------------------------------
Total Casinos & Gaming                                                   287,875

LEISURE PRODUCTS 3.2%
        14,600    Brunswick Corp                                         286,598
         9,600    Polaris Industries Inc.                                433,920
--------------------------------------------------------------------------------
Total Leisure Products                                                   720,518

RESTAURANTS 4.1%
         8,300    CEC Entertainment Inc (a)                              368,105
        17,500    Ihop Corp (a)                                          350,000
         7,950    Sonic Corp (a)                                         199,247
--------------------------------------------------------------------------------
Total Restaurants                                                        917,352

HEALTH CARE DISTRIBUTORS & SERVICES 3.6%
         2,900    Express Scripts Inc -Cl A (a)                          251,372
         4,900    Lincare Holdings Inc (a)                               259,394
         7,700    Priority Healthcare Corp-B (a)                         290,675
--------------------------------------------------------------------------------
Total Health Care Distributors & Services                                801,441

HEALTH CARE EQUIPMENT 0.5%
         3,300    Dentsply International Inc                             120,450
--------------------------------------------------------------------------------
Total Health Care Equipment                                              120,450

HEALTH CARE SUPPLIES 1.6%
         7,400    Cooper Companies Inc                                   350,390
--------------------------------------------------------------------------------
Total Health Care Supplies                                               350,390

CONSUMER FINANCE 3.6%
        10,000    Americredit Corp (a)                                   324,300
         9,000    MBNA Corp                                              297,900
         3,500    Providian Financial Corp                               171,675
--------------------------------------------------------------------------------
Total Consumer Finance                                                   793,875

DIVERSIFIED FINANCIAL SERVICES 3.2%
         5,000    Alliance Capital Mgmt Hldg                             206,000
         4,900    Bear Stearns Companies Inc. (a)                        224,126
         9,400    Eaton Vance Corp                                       291,870
--------------------------------------------------------------------------------
Total Diversified Financial Services                                     721,996

Shares or Principal Amount                                          Market Value
COMMON STOCKS - CONTINUED
COMPUTER HARDWARE 3.5%
        14,700    Gateway Inc (a)                                      $ 247,107
         9,300    Hewlett-Packard Co                                     290,811
         6,400    NCR Corporation (a)                                    249,792
--------------------------------------------------------------------------------
Total Computer Hardware                                                  787,710

NETWORKING EQUIPMENT 3.0%
        28,000    Anixter International Inc (a)                          674,800
--------------------------------------------------------------------------------
Total Networking Equipment                                               674,800

SEMICONDUCTOR EQUIPMENT 8.1%
        12,800    Applied Materials Inc (a)                              556,800
        23,300    Helix Technology Corp                                  547,186
         8,400    Novellus Systems, Inc. (a)                             340,725
        11,300    Teradyne, Inc (a)                                      372,900
--------------------------------------------------------------------------------
Total Semiconductor Equipment                                          1,817,611

SEMICONDUCTORS 5.1%
        13,300    Adaptec Inc (a)                                        115,336
         9,800    Altera Corporation (a)                                 210,088
         7,400    Micrel Inc (a)                                         206,738
        11,600    Microchip Technology Inc (a)                           293,625
         8,400    Three-Five Systems Inc (a)                             102,480
         5,700    Xilinx Inc (a)                                         200,210
--------------------------------------------------------------------------------
Total Semiconductors                                                   1,128,477

TELCOMMUNICATIONS EQUIPMENT 2.2%
        13,000    Commscope Inc (a)                                      216,840
        27,000    Inter-Tel Inc                                          275,063
--------------------------------------------------------------------------------
Total Telcommunications Equipment                                        491,903
Total Common Stocks
                  (Cost $22,079,160)                                  21,992,877
--------------------------------------------------------------------------------
SHORT-TERM COMMERCIAL NOTES 1.4%
--------------------------------------------------------------------------------
      $305,944    Wisconsin Electric Demand Note
                  4.63%   9/24/2001                                      305,944
--------------------------------------------------------------------------------
Total Short-term Commercial Notes
                  (Cost $305,944)                                        305,944
--------------------------------------------------------------------------------
Total Investments 100.0%
                  (Cost $22,385,104)                                  22,298,821
--------------------------------------------------------------------------------
Other Assets less Liabilities 0.0%                                         6,251
--------------------------------------------------------------------------------
Net Assets  100.0%                                                   $22,305,072

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

(a) NON-INCOME PRODUCING SECURITY

                ICON FUND       STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments at cost                                                             $  22,385,104
                                                                                -------------
Investments at value                                                               22,298,821
Receivables:
   Fund shares sold                                                                    60,380
   Interest                                                                               998
   Dividends                                                                            8,957
                                                                                -------------
   Total Assets                                                                    22,369,156
LIABILITIES
Payables:
   Advisory fee                                                                        15,537
   Fund accounting, custodial and transfer agent fees                                   8,060
   Administration fee                                                                   1,036
   Accrued distribution expenses - I shares                                             4,767
   Accrued distribution expenses - C shares                                             1,197
   Accrued expenses                                                                    33,487
                                                                                -------------
   Total Liabilities                                                                   64,084
                                                                                -------------
Net Assets - all share classes                                                  $  22,305,072
                                                                                -------------
Net Assets - I shares                                                           $  20,812,253
                                                                                -------------
Net Assets - C shares                                                           $   1,492,819
                                                                                -------------
   Shares outstanding (unlimited shares authorized, no par value)
   I shares                                                                         1,924,485
   C shares                                                                           138,420
Net Asset Value (Offering price and redemption price per share)
   I shares                                                                            $10.81
   C shares                                                                            $10.78

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                ICON FUND       STATEMENT OF OPERATIONS


FOR THE PERIOD OCTOBER 12, 2000 (INCEPTION) TO MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                                                                $   45,492
   Dividends                                                                                                  117,618
                                                                                                           ----------
Total investment income                                                                                       163,110
Expenses:
   Advisory fees                                                                                               79,807
   Distribution fees:
     I shares                                                                                                  26,083
     C shares                                                                                                   2,079
   Fund accounting, custodial and transfer agent fees                                                          24,505
   Administration fees                                                                                          5,318
   Audit fees                                                                                                   7,480
   Registration fees                                                                                            7,480
   Legal fees                                                                                                   1,531
   Insurance expense                                                                                              574
   Trustee fees and expenses                                                                                      718
   Shareholder reports                                                                                         11,967
   Excise taxes                                                                                                 1,058
   Other expenses                                                                                               8,851
                                                                                                           ----------
   Total expenses                                                                                             177,451
                                                                                                           ----------
   Net Investment income/(loss)                                                                               (14,341)
                                                                                                           ----------
Net realized and unrealized gain/Loss) on investments:
Net realized gain/(loss) from investment transactions                                                       1,045,763
Change in net unrealized appreciation or depreciation on securities and foreign currency translations         (86,283)
                                                                                                           ----------
Net realized and unrealized gain/(Loss) on investments                                                        959,480
                                                                                                           ----------
Net increase/(decrease) in net assets resulting from operations                                            $  945,139


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                ICON FUND       STATEMENT OF CHANGES IN NET ASSETS


FOR THE PERIOD OCTOBER 12, 2000 (INCEPTION) TO MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income/(loss)                                                                            $     (14,341)
Net realized gain/(loss) from investment transactions                                                       1,045,763
Net realized gain/(loss) from foreign currency translations                                                         -
Changes in unrealized net appreciation (depreciation) on securities and foreign currency translations         (86,283)
                                                                                                        -------------
Net increase/(decrease) in net assets resulting from operations                                               945,139
FUND SHARE TRANSACTIONS:
Proceeds from Sales of Shares
   I shares                                                                                                30,521,852
   C shares                                                                                                 1,583,879
Shares repurchased
   I shares                                                                                               (10,745,798)
   C shares                                                                                                         -
                                                                                                        -------------
Net increase (decrease) from fund share transactions                                                       21,359,933
                                                                                                        -------------
Total net increase (decrease) in net assets                                                                22,305,072
NET ASSETS:
Beginning of period                                                                                                 -
                                                                                                        -------------
End of period                                                                                           $  22,305,072
                                                                                                        -------------
NET ASSETS CONSIST OF:
Paid in capital                                                                                         $  21,359,933
Accumulated undistributed net investment income/(loss)                                                        (14,341)
Accumulated undistributed net realized gain/(loss) from investments                                         1,045,763
Unrealized appreciation/(depreciation) on securities and foreign currency translations                        (86,283)
                                                                                                        -------------
Net Assets                                                                                              $  22,305,072
                                                                                                        -------------
TRANSACTIONS IN FUND SHARES:
Shares sold
   I shares                                                                                                 2,882,422
   C shares                                                                                                   138,420
Shares repurchased
   I shares                                                                                                  (957,937)
   C shares                                                                                                         -
                                                                                                        -------------
Net increase/(decrease)                                                                                     2,062,905
                                                                                                        -------------
Shares outstanding beginning of period                                                                              -
                                                                                                        -------------
Shares outstanding end of period                                                                            2,062,905
                                                                                                        -------------
PURCHASES AND SALES OF INVESTMENT SECURITIES:
(excluding Short-Term Securities)
Purchase of securities                                                                                  $  46,096,554
Proceeds from sales of securities                                                                          25,061,605


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

                ICON FUND       FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH OF THE PERIODS NOTED
--------------------------------------------------------------------------------

                                                                    I SHARE                    C SHARE
                                                                 FOR THE PERIOD             FOR THE PERIOD
                                                                OCTOBER 12, 2000           NOVEMBER 28, 2000
                                                                 (INCEPTION) TO             (INCEPTION) TO
                                                                 MARCH 31, 2001              MARCH 31, 2001
                                                                --------------------------------------------
Net asset value, beginning of period                              $      10.00                $     10.62
Income from investment operations:
   Net investment income (loss)(x)                                       (0.01)                     (0.05)
Net gains (losses) on securities (both realized and unrealized)           0.82                       0.21
                                                                --------------------------------------------
Total from investment operations                                          0.81                       0.16
                                                                --------------------------------------------
Net asset value, end of period                                    $      10.81                $     10.78
                                                                --------------------------------------------
Total return                                                               8.1%                       1.5%
Net assets, end of period (in thousands)                          $     20,812                $     1,493
Average net assets for the period (in thousands)                  $     22,297                $       634
Ratio of expenses to average net assets*                                  1.65%                      2.38%
Ratio of net investment income to average net assets*                    (0.11%)                    (1.17%)
Portfolio turnover rate(a)                                              113.27%                    113.27%



 *  ANNUALIZED FOR PERIODS LESS THAN A YEAR
(x) CALCULATED USING AVERAGE SHARE METHOD
(a) PORTFOLIO TURNOVER IS CALCULATED AT THE FUND LEVEL, AND THEREFORE REPRESENTS
    THE PERIOD OCTOBER 12, 2000 TO MARCH 31, 2001.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


                                       11


                ICON FUND       NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.

The ICON Fund commenced operations in October 2000 and offers two share classes, I Shares and C Shares. The Fund is part of the ICON Funds (the Trust), a
Massachusetts business trust, which is registered under the Investment Company
Act of 1940, as amended (the 1940 Act), as an open-end, diversified management investment company. The Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Fund is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of it's financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

INVESTMENT VALUATION.

The Fund's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day the Exchange is open. The Fund's securities and other assets are valued as follows: securities listed or traded primarily on foreign exchanges, national exchanges and the NASDAQ Stock market are valued at the last sale price as of the close of the Exchange, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the last bid price. Securities that are traded in the over-the-counter market are valued at the last quoted sales price or if such a sales price is lacking its last bid price. The market value of individual securities held by the Fund is determined by using pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees. Short-term securities including demand notes with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate market value.

REPURCHASE AGREEMENTS.

Repurchase agreements, if held by the Fund are fully collateralized by U.S.
Government securities and such collateral is in the possession of the Funds' custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

INCOME TAXES.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and, accordingly, the Fund will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gain.

Dividends paid by the Fund from net investment income and distributions of net realized short-term gains are for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles generally accepted in the United States of America.

INVESTMENT INCOME.

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned.

INVESTMENT TRANSACTIONS.

Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

The Fund may have elements of risk due to concentrated investments in specific industries. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions.

EXPENSES.

Each class bears expenses incurred specifically on its behalf (distribution fees) and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class.

2. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

INVESTMENT ADVISORY FEES

As the Funds' investment adviser, Meridian Investment Management Corporation
(MIMCO) receives a monthly fee that is computed daily at an annual rate of 0.75% of the Funds' average net assets.


                                       12


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

TRANSFER AGENT, CUSTODY AND ACCOUNTING FEES.

Firstar Mutual Fund Services, LLC and Firstar Bank of Milwaukee (Firstar) provide domestic custodial services, transfer agent services and fund accounting for the Fund. The Fund pays a fee for transfer agent and custody services at an annual rate of 0.055% on the Trust's first $500 million of average daily net assets, 0.05% on the next $500 million of average daily net assets, and 0.03% on the balance of average daily net assets. The Fund pays a minimum fee for fund accounting of $37,500 on the first $100 million of average daily net assets, 0.0125% on the next $200 million and .0075% on the balance. The Funds also pay for various out-of-pocket costs incurred by Firstar that are estimated to be 0.02% of the average daily net assets.

DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 plan (12b-1 fee) which allows the Fund to pay distribution fees to Meridian Clearing Corp. (MCC) (an affiliate of the adviser) for the sale and distribution of its shares. The C share shareholders pay an annual 12b-1 fee of 1% of average daily net assets. The I share shareholders pay an annual 12b-1 fee of 0.25% of average daily net assets. For the period October
12, 2000 (inception) to March 31, 2001 the total amounts paid to MCC are shown on the statement of operations.

ADMINISTRATIVE SERVICES

The Funds have entered into an administrative services agreement with MIMCO.
This agreement provides for an annual fee of 0.05% on the Funds' first $500 million of average daily net assets and 0.04% on average daily net assets in excess of $500 million.

RELATED PARTIES

Certain officers and directors of MIMCO are also officers and trustees of the Funds.

3. FEDERAL INCOME TAX.

Net investment income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses, capital loss carry forwards and deemed distributions on redemptions.

The aggregate composition by Fund of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of March 31, 2001 are as follows:

         FEDERAL TAX      UNREALIZED        UNREALIZED       NET APPRECIATION
            COST         APPRECIATION     (DEPRECIATION)      (DEPRECIATION)
--------------------------------------------------------------------------------
         $22,385,104      $1,462,970       $(1,549,253)          $(86,283)

[ICON FUNDS LOGO]

FOR MORE INFORMATION ON ICON FUNDS,
CONTACT US AT:

Toll-Free:    800-764-0442
Facsimile:    303-790-8246
12835 East Arapahoe Road
Tower II, Penthouse
Englewood, Colorado  80112

DISTRIBUTED BY MERIDIAN CLEARING CORP., MEMBER NASD

-C-2001 ICON Funds      5/29/01